Leases (Details) - Schedule of carrying amounts of lease liabilities and the movements $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Carrying Amounts Of Lease Liabilities And The Movements Abstract
Beginning balance	$ 305
Additions	429
Accretion of interest	8
Payments	(357)
Ending balance	385
Current	119
Non-current	$ 266